FILE NOS. 333-160595 AND 811-22311

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 31

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 33

SCHWAB STRATEGIC TRUST

(Exact Name of Registrant as Specified in Charter)

211 Main Street, San Francisco, California 94105

(Address of Principal Executive Offices) (Zip code)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Marie Chandoha

211 Main Street, San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

David J. Lekich, Esq.	Douglas P. Dick, Esq.
Charles Schwab Investment Management, Inc.	Dechert LLP
211 Main Street	1900 K Street, N.W.
SF211MN-05-491	Washington, D.C. 20006
San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☒	On March 30, 2013, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 31 to the Registration Statement of Schwab Strategic Trust (the “Registrant”) is being filed, pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), for the sole purpose of delaying, until March 30, 2013, the effectiveness of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed on November 21, 2012 pursuant to paragraph (a) of Rule 485 of the 1933 Act (Accession Number: 0001193125-12-478738) (referred to herein as “PEA No. 27”).

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of PEA No. 27 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 31 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 28th day of February, 2013.

SCHWAB STRATEGIC TRUST Registrant

Marie Chandoha*
Marie Chandoha, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 28th day of February, 2013.

Signature	Title

Walter W. Bettinger, II* Walter W. Bettinger, II	Chairman and Trustee

Robert W. Burns* Robert W. Burns	Trustee

Stephen Timothy Kochis* Stephen Timothy Kochis	Trustee

Charles A. Ruffel* Charles A. Ruffel	Trustee

Marie Chandoha* Marie Chandoha	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney